Document and Entity Information	Jan. 26, 2021
Cover [Abstract]
Entity Registrant Name	PEABODY ENERGY CORP
Amendment Flag	false
Entity Central Index Key	0001064728
Document Type	8-K
Document Period End Date	Jan. 26, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-16463
Entity Tax Identification Number	13-4004153
Entity Address, Address Line One	701 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101-1826
City Area Code	(314)
Local Phone Number	342-3400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BTU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false